NOTE 16. Summary of outstanding options (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Exercise Price Per Share, minimum	$ 9.50
Exercise Price Per Share, maximum	$ 14.50
Options Outstanding, Ending	1,560,629	1,623,704	1,580,112	1,202,784
Weighted Average Fair Value	$ 4.76
Weighted Average Remaining Life (Years)	7 years 14 days	8 years 14 days	8 years 11 months 26 days
Options Exercisable, Ending	1,127,924
Weighted Average Exercise Price	$ 12.08